Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 377,037
Property, plant and equipment	433,487	$ 377,037
Additions to property, plant and equipment	147,894	137,400	$ 32,269
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	441,499	340,034
Additions	243,446	208,821
Divestments and disposals	(7,743)	(47,732)
Reclassifications	0	(56,899)
Effect of foreign currency exchange rate differences	(23,978)	(2,725)
Property, plant and equipment	653,224	441,499	340,034
Cash-settled additions	128,960	109,141
Additions to property, plant and equipment	147,894	137,400
Amounts payable, related party transactions	18,934	28,259
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(64,462)	(82,255)
Divestments and disposals	3,088	45,231
Reclassifications		9,873
Effect of foreign currency exchange rate differences	2,095	230
Depreciation expense	(8,073)	(8,451)
Depreciation capitalized into inventory	(15,042)	(7,000)
Impairment loss	(137,343)	(22,090)
Property, plant and equipment	(219,737)	(64,462)	(82,255)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6,207
Property, plant and equipment	6,712	6,207
Buildings and land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	8,916	4,070
Additions	5,133	4,699
Divestments and disposals	(4,525)	(313)
Reclassifications	1,963	433
Effect of foreign currency exchange rate differences	(621)	27
Property, plant and equipment	10,866	8,916	4,070
Buildings and land | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,709)	(1,010)
Divestments and disposals	1,858	25
Reclassifications		(6)
Effect of foreign currency exchange rate differences	239	(3)
Depreciation expense	(3,542)	(1,715)
Depreciation capitalized into inventory	0	0
Impairment loss	0	0
Property, plant and equipment	(4,154)	(2,709)	(1,010)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	119,771
Property, plant and equipment	333,279	119,771
Machinery and equipment | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	180,945	175,684
Additions	66,874	81,253
Divestments and disposals	(2,567)	(47,419)
Reclassifications	250,630	(27,606)
Effect of foreign currency exchange rate differences	(19,720)	(967)
Property, plant and equipment	476,162	180,945	175,684
Machinery and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(61,174)	(81,245)
Divestments and disposals	1,230	45,206
Reclassifications		9,879
Effect of foreign currency exchange rate differences	1,856	233
Depreciation expense	(4,531)	(6,736)
Depreciation capitalized into inventory	(15,042)	(7,000)
Impairment loss	(65,222)	(21,511)
Property, plant and equipment	(142,883)	(61,174)	(81,245)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	251,059
Property, plant and equipment	93,496	251,059
Assets under construction | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	251,638	160,280
Additions	171,439	122,869
Divestments and disposals	(651)	0
Reclassifications	(252,593)	(29,726)
Effect of foreign currency exchange rate differences	(3,637)	(1,785)
Property, plant and equipment	166,196	251,638	160,280
Assets under construction | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(579)	0
Divestments and disposals	0	0
Reclassifications		0
Effect of foreign currency exchange rate differences	0	0
Depreciation expense	0	0
Depreciation capitalized into inventory	0	0
Impairment loss	(72,121)	(579)
Property, plant and equipment	$ (72,700)	(579)	$ 0
Property, Plant and Equipment for Vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Reclassifications		$ 47,026